8. CAPITAL AND RESERVES: Schedule of continuity of finder's options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Finder's Options Outstanding, Number of Options	412,500	0
Finder's Options Outstanding, Number of Options Issued	0	412,500
Finder's Options Outstanding, Number of Options Exercised	0	0
Finder's Options Outstanding, Number of Options Expired	(412,500)	0
Finder's Options Outstanding, Number of Options	0	412,500
Finder's Options, Weighted Average Exercise Price	$ 0.075	$ 0
Finder's Options, Weighted Average Exercise Price, Issued	0	0.075
Finder's Options, Weighted Average Exercise Price, Exercised	0	0
Finder's Options, Weighted Average Exercise Price, Expired	0.075	0
Finder's Options, Weighted Average Exercise Price	$ 0	$ 0.075
Finders Options 1
Finder's Option, Expiry Date	Aug. 28, 2023
Finder's Option, Exercise Price	$ 0.075
Finder's Option, Number of Options	412,500
Finder's Option, Number of Options Issued	0
Finder's Option, Number of Options Exercised	0
Finder's Option, Number of Options Expired	(412,500)
Finder's Option, Number of Options	0	412,500
Finders Options 2
Finder's Option, Expiry Date		Aug. 28, 2023
Finder's Option, Exercise Price		$ 0.075
Finder's Option, Number of Options	412,500	0
Finder's Option, Number of Options Issued		412,500
Finder's Option, Number of Options Exercised		0
Finder's Option, Number of Options Expired		0
Finder's Option, Number of Options		412,500